Effect in change of presentation currency - CONSOLIDATED STATEMENT OF FINANCIAL POSITION as previously reported (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Jan. 02, 2018 USD ($)	[3]	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	[1]	Dec. 31, 2014 EUR (€)
Non-current assets
Intangible assets | $		$ 3,601				$ 4,104			$ 4,115			$ 1,971
Property, plant and equipment | $		3,388				3,368			3,068			2,512
Derivative financial instruments | $		11				7			131
Deferred tax assets | $		254				221			273			194
Other non-current assets | $		24				25			21			15
Total non-current assets | $		7,278				7,725			7,608			4,692
Current assets
Inventories | $		1,284				1,353			1,186			898
Trade and other receivables | $		1,053				1,274			1,227			709
Derivative financial instruments | $		9				16			12
Cash and cash equivalents | $		565				823	[2]		818	[2]		603	[2]
Total current assets | $		3,071				3,466			3,243			2,210
TOTAL ASSETS | $		10,349				11,191			10,851			6,902
Equity attributable to owners of the parent
Other reserves | $		82				(76)			309			281
Retained earnings | $		(3,206)				(2,967)			(3,462)			(2,866)
Total equity attributable to owners of the parent	€ (2,830)	(3,124)			€ (2,529)	(3,043)		€ (2,990)	(3,153)			(2,585)
Non-controlling interests | $		(116)				(99)			3			3
TOTAL EQUITY | $		(3,240)	$ (3,127)			(3,142)			(3,150)			(2,582)
Non-current liabilities
Borrowings | $		9,487				10,074			10,224			6,964
Employee benefit obligations | $		957				997			954			784
Derivative financial instruments | $		107				301
Deferred tax liabilities | $		543				583			732			491
Provisions | $		38				44			60			52
Total non-current liabilities | $		11,132				11,999			11,970			8,291
Current liabilities
Borrowings | $		118				2			8			8
Interest payable | $		115				107			118			86
Derivative financial instruments | $		38				2			8			8
Trade and other payables | $		1,984				1,991			1,632			956
Income tax payable | $		114				162			192			83
Provisions | $		88				70			73			52
Total current liabilities | $		2,457				2,334			2,031			1,193
TOTAL LIABILITIES | $		13,589				14,333			14,001			9,484
TOTAL EQUITY and LIABILITIES | $		$ 10,349				$ 11,191			$ 10,851			$ 6,902
Previously stated
Non-current assets
Intangible assets					3,422			3,904			€ 1,810			€ 1,762
Property, plant and equipment					2,808			2,911			2,307			2,223
Derivative financial instruments					6			124						40
Deferred tax assets					184			259			178			184
Other non-current assets					21			20			14			10
Total non-current assets					6,441			7,218			4,309			4,219
Current assets
Inventories					1,128			1,125			825			770
Trade and other receivables					1,062			1,164			651			692
Derivative financial instruments					13			11						2
Cash and cash equivalents					686			776			554			433
Total current assets					2,889			3,076			2,030			1,897
TOTAL ASSETS					9,330			10,294			6,339			6,116
Equity attributable to owners of the parent
Other reserves					(325)			(329)			(114)			24
Retained earnings					(2,204)			(2,661)			(2,260)			(2,170)
Total equity attributable to owners of the parent					(2,529)			(2,990)			(2,374)			(2,146)
Non-controlling interests					(92)			2			2			2
TOTAL EQUITY					(2,621)			(2,988)			(2,372)			(2,144)
Non-current liabilities
Borrowings					8,400			9,699			6,397			6,034
Employee benefit obligations					831			905			720			723
Derivative financial instruments					251									455
Deferred tax liabilities					486			694			451
Provisions					37			57			48			33
Total non-current liabilities					10,005			11,355			7,616			7,245
Current liabilities
Borrowings					2			8			7			4
Interest payable					89			112			79			83
Derivative financial instruments					2			8			7			7
Trade and other payables					1,660			1,548			878			804
Income tax payable					135			182			76			67
Provisions					58			69			48			50
Total current liabilities					1,946			1,927			1,095			1,015
TOTAL LIABILITIES					11,951			13,282			8,711			8,260
TOTAL EQUITY and LIABILITIES					€ 9,330			€ 10,294			€ 6,339			€ 6,116

[1]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[3]	Retained earnings at January 1, 2018 have been re-presented by $13 million reflecting $20 million in respect of the impact of the adoption of IFRS 15 “Revenue from contracts with customers”, partly offset by $7 million in respect of the adoption of IFRS 9 “Financial instruments”. Further, following the adoption of IFRS 9 “Financial instruments”, the cash flow hedge reserve has been re-presented by $16 million, and a cost of hedging reserve has been re-presented to $18 million. Please refer to Note 2 for further details in respect of the impact of these recently adopted accounting standards